COMMITMENTS AND CONTINGENCIES - Element 7 Transaction and Litigation (Details) $ in Thousands					12 Months Ended
	Oct. 30, 2025 USD ($)	Mar. 06, 2024 USD ($)	Sep. 19, 2023 USD ($)	Feb. 23, 2021 USD ($) license entity	Dec. 31, 2025 USD ($) entity	Dec. 31, 2024 USD ($) entity
Loss Contingencies [Line Items]
Revenues, Net					$ 181,984	$ 200,898
Joint litigation against Element 7
Loss Contingencies [Line Items]
Valuation amount per license					$ 750
Number of days VWAP of equity shares					10 days
Settlement agreed to pay			$ 2,900
Settlement amount if paid in advance			1,900
Settlement amount credited			$ 1,000
Litigation settlement		$ 2,900
Revenues, Net	$ 7,200
Realized net profits	$ 1,400
Element 7
Loss Contingencies [Line Items]
Number of membership received | entity				17	3	17
Number of licenses obtained in exchange | license				34
Payments to acquire businesses, gross				$ 2,300